Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Sep. 30, 2013 engine aircraft	Dec. 31, 2012 aircraft
Commitments and contingencies
Number of aircraft committed to purchase	338
Number of used aircraft committed to purchase	2	5
Number of new spare engines committed to purchase	9
Aggregate estimated total remaining payments or purchase commitments	$ 21,900.0
Other flight equipment purchase agreements | AeroTurbine
Commitments and contingencies
Number of used aircraft committed to purchase	2	1
Number of new spare engines committed to purchase	3	3
Aggregate estimated total remaining payments or purchase commitments	$ 24.3	$ 19.4